CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 4,184	$ 14,045	$ 2,720
Restricted cash	1,660	1,600	9,169
Accounts receivable, net of allowance of $7,529 and $12,487	2,263	2,429	8,805
Prepaid expenses and other	2,586	2,395	3,214
Assets of disposal group held for sale		0	1,249
Total current assets	10,693	20,469	25,157
Restricted cash and investments	2,155	3,864	3,558
Property and equipment, net	78,526	79,168	126,676
Intangible assets—bed licenses	2,471	2,471	2,471
Intangible assets—lease rights, net	2,587	2,754	3,420
Goodwill	2,105	2,105	4,183
Lease deposits	911	1,411	1,812
Other assets	8,038	7,244	1,996
Total assets	107,486	119,486	169,273
Current Liabilities:
Current portion of notes payable and other debt	4,390	4,018	50,960
Current portion of convertible debt, net	2,478	9,136	0
Accounts payable	3,316	3,037	8,741
Accrued expenses and other	8,000	9,077	3,125
Liabilities of disposal group held for sale		0	958
Total current liabilities	18,184	25,268	63,784
Notes payable and other debt, net of current portion:
Senior debt, net	58,179	60,189	54,742
Bonds, net	6,605	6,586	6,600
Convertible debt, net		0	8,968
Other debt, net	181	41	531
Other liabilities	3,395	3,677	3,380
Deferred tax liability	226	226	389
Total liabilities	86,770	95,987	138,394
Commitments and contingencies (Note 15)
Preferred stock, no par value; 5,000 and 5,000 shares authorized; 2,762 and 2,427 shares issued and outstanding, redemption amount $69,038 and $60,273 at December 31, 2016 and 2015, respectively	61,446	61,446	54,714
Stockholders' deficit:
Common stock and additional paid-in capital, no par value; 55,000 shares authorized; 19,927 and 19,861 shares issued and outstanding at December 31, 2016 and 2015, respectively	61,690	61,643	60,958
Accumulated deficit	(102,420)	(99,590)	(84,793)
Total stockholders' deficit	(40,730)	(37,947)	(23,835)
Total liabilities and stockholders' deficit	$ 107,486	$ 119,486	$ 169,273